Share-Based Compensation - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) yr shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares			14,956,321	995,409
Additional-paid in capital			$ 9,960	$ 8,033	$ 7,241	$ 9,020
Share-based payment expenses			$ 7	63	251
Term (in years)			10 years
Expense from share-based payment transactions with employees			$ 92	152	1
Additional Paid-In Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional-paid in capital			$ 23,831	$ 23,487	11,707	$ 11,706
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage			200.00%
Share-based payment arrangement, performance period (in years)	3 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage			0.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)			1 year
Vesting percentage			33.33%	25.00%
Unrecognized compensation costs			$ 88	$ 26	0
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lookback period (in years)			2 years 8 months 26 days
Exercise price of outstanding share options (in dollars per share) | $ / shares						$ 10.00
Fair value of options		$ 39				$ 64
Weighted average remaining contractual life (in years)		10 years
Share-based payment expenses			$ 173	223	$ 1
Expense from share-based payment transactions with employees			10
Share Options | Additional Paid-In Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional-paid in capital			163	$ 0
Share Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)						5 years
Granted (in shares) | yr						25,000,000
Share Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)						4 years
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation costs			$ 24
Performance Share Units (PSU) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, performance period (in years)	2 years
Share Incentive Plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options available for future grant (in shares) | shares			2,826,758	2,457,663,000
Equity Compensation Plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options available for future grant (in shares) | shares			13,648,116
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | yr			50
Employee subscription rate (as a percent)			10.00%
Maximum employee subscription (in shares) | shares			2,500
Matching contribution (as a percent)			20.00%
Employee Stock Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares) | shares			533,591
Shares available (in shares) | shares			7,500,000
Commencement period (in years)			8 years
Annual increase percentage			0.25%
Maximum grant limit (in shares) | shares			18,750,000